INCOME TAXES - Summary of Deferred Tax Asset Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Entity Location [Line Items]
Deductible temporary differences	$ 56,875	$ 40,353
Tax losses	365,594	338,438
Total unrecognized deferred tax assets	422,469	378,791
Canada
Entity Location [Line Items]
Deductible temporary differences	7,006	8,844
Tax losses	60,195	50,718
Total unrecognized deferred tax assets	67,201	59,562
U.S.
Entity Location [Line Items]
Tax losses	138	175
Total unrecognized deferred tax assets	138	175
Ghana
Entity Location [Line Items]
Deductible temporary differences	49,869	31,509
Tax losses	305,261	287,545
Total unrecognized deferred tax assets	$ 355,130	$ 319,054